Property, Plant & Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant & Equipment	PROPERTY, PLANT & EQUIPMENT

($ in millions)
At December 31:	2025	2024
Land and land improvements	$182	$179
Buildings and building and leasehold improvements	4,807	4,825
Information technology equipment	8,885	8,895
Production, engineering, office and other equipment	4,000	3,792
Total—gross	17,874	17,691
Less: Accumulated depreciation	11,975	11,959
Total—net	$5,899	$5,731